Goldman Sachs International Equity Insights Fund Expense Example - Class A C Inst Serv Inv R6 Shares [Member] - Goldman Sachs International Equity Insights Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 662
Expense Example, with Redemption, 3 Years	904
Expense Example, with Redemption, 5 Years	1,166
Expense Example, with Redemption, 10 Years	1,911
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,044
Expense Example, with Redemption, 10 Years	2,262
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	1,023
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	726
Expense Example, with Redemption, 10 Years	1,599
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	1,152
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	784
Expense Example, with Redemption, 10 Years	1,722
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	$ 1,011